Document and Entity Information	Mar. 24, 2023
Entity Listings [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 24, 2023
Entity File Number	001-33796
Entity Registrant Name	CHIMERA INVESTMENT CORPORATION
Entity Central Index Key	0001409493
Entity Incorporation, State or Country Code	MD
Entity Tax Identification Number	26-0630461
Entity Address, Address Line One	630 Fifth Avenue
Entity Address, Address Line Two	Suite 2400
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10111
City Area Code	818
Local Phone Number	895-6557
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Common Stock, par value $0.01 per share [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	CIM
Security Exchange Name	NYSE
8.00% Series A Cumulative Redeemable Preferred Stock [Member]
Entity Listings [Line Items]
Title of 12(b) Security	8.00% Series A Cumulative Redeemable Preferred Stock
Trading Symbol	CIM PRA
Security Exchange Name	NYSE
8.00% Series B Cumulative Fixed-to-Floating Rate Redeemable Preferred Stock [Member]
Entity Listings [Line Items]
Title of 12(b) Security	8.00% Series B Cumulative Fixed-to-Floating Rate Redeemable Preferred Stock
Trading Symbol	CIM PRB
Security Exchange Name	NYSE
7.75% Series C Cumulative Fixed-to-Floating Rate Redeemable Preferred Stock [Member]
Entity Listings [Line Items]
Title of 12(b) Security	7.75% Series C Cumulative Fixed-to-Floating Rate Redeemable Preferred Stock
Trading Symbol	CKIM PRC
Security Exchange Name	NYSE
8.00% Series D Cumulative Fixed-to-Floating Rate Redeemable Preferred Stock [Member]
Entity Listings [Line Items]
Title of 12(b) Security	8.00% Series D Cumulative Fixed-to-Floating Rate Redeemable Preferred Stock
Trading Symbol	CIM PRD
Security Exchange Name	NYSE